Cover	Jan. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2025
Entity File Number	001-34354
Entity Registrant Name	ALTISOURCE PORTFOLIO SOLUTIONS S.A.
Entity Central Index Key	0001462418
Entity Tax Identification Number	98-0554932
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	33, Boulevard Prince Henri
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-1724
City Area Code	352
Local Phone Number	2060 2055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	ASPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false